Property and equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	₽ 133,810
Ending balance		429,744	₽ 133,810	[1]
Servers and computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		72,934
Ending balance		109,634	72,934
Office equipment, furniture and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,072
Ending balance		128,016	44,072
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,804
Ending balance		192,094	16,804
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		246,041	127,098
Additions		386,042	120,182
Disposals		(31,820)	(722)
Foreign currency translation difference		(891)	(517)
Ending balance		599,372	246,041
Gross carrying amount [member] | Servers and computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		116,596	42,549
Additions		65,431	74,769
Disposals		(7,870)	(722)
Ending balance		174,157	116,596
Gross carrying amount [member] | Office equipment, furniture and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		100,306	58,987
Additions		123,152	41,861
Disposals		(7,154)
Foreign currency translation difference		(820)	(542)
Ending balance		215,484	100,306
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		29,139	25,562
Additions		197,459	3,552
Disposals		(16,796)
Foreign currency translation difference		(71)	25
Ending balance		209,731	29,139
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		112,231	50,383
Disposals		(27,579)	(722)
Foreign currency translation difference		(437)	6
Depreciation for the year		85,413	62,564
Ending balance		169,628	112,231
Accumulated depreciation and amortisation [member] | Servers and computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		43,662	17,894
Disposals		(7,646)	(722)
Depreciation for the year		28,507	26,490
Ending balance		64,523	43,662
Accumulated depreciation and amortisation [member] | Office equipment, furniture and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		56,234	26,319
Disposals		(6,770)
Foreign currency translation difference		(425)
Depreciation for the year		38,429	29,915
Ending balance		87,468	56,234
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,335	6,170
Disposals		(13,163)
Foreign currency translation difference		(12)	6
Depreciation for the year		18,477	6,159
Ending balance		₽ 17,637	₽ 12,335

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.